Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Trade accounts receivable, allowances (in dollars)	$ 27.1	$ 21.1
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	83,366,840	84,723,655
Treasury stock, shares	40,759,784	39,402,969